Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Schedule of restricted stock units and restricted stocks activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Holdings N.V. Equity Plans during the year ended December 31, 2017:

	Year Ended December 31, 2017
	Number of time-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of time-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	3,579,834	5,512,342	$42.78	$46.19
Granted (a)	740,690	1,079,416	50.68	51.49
Vested (b)	(859,033)	(440,064)	33.59	46.59
Cancelled	(85,404)	(29,445)	44.08	42.10
Number at end of period	3,376,087	6,122,249	$46.85	$47.12

(a)
Includes 451,070 shares of restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 279,697 shares of restricted stock were issued with the remaining 171,373 shares being withheld and applied to pay the taxes involved. As part of the 171,373 shares withheld to pay for taxes, 64,771 shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $3.4 million on the grant dates associated with these shares.

(b)
296,201 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 187,096 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 938,125 shares of restricted stock (655,207 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 64,771 shares were treated as granted and subsequently vested on the grant dates as described in (a) above.

Schedule of outstanding stock options under Equity Incentive Plan 2006
The following table presents movements in the outstanding stock options under the Equity Incentive Plan 2006 (no options were granted under the Equity Incentive Plan 2012 or Equity Incentive Plan 2014) and the stock options that rolled over from the amalgamation of Genesis in 2010 during the year ended December 31, 2017. All of the outstanding Genesis amalgamation related options have vested and been exercised. All outstanding options under the Equity Incentive Plan 2006 have vested.

	Year Ended December 31, 2017
	Number of options	Weighted average exercise price ($)
Options outstanding at beginning of period (a)	140,045	$6.02
Exercised (a)	(102,100)	3.41
Options outstanding at end of period	37,945	$13.02

(a)
Includes 2,100 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and not under any of the AerCap Holdings N.V. Equity Plans. They have all vested as of December 31, 2017.

Schedule of expected share-based compensation expense assuming established performance criteria
We recognized share-based compensation expense of $107.7 million, $102.8 million and $100.2 million during the years ended December 31, 2017, 2016 and 2015, respectively. The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2018	$75.5
2019	36.0
2020	19.0
2021	4.7